Geographic Information - Net Sales by Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 245,542	$ 251,624
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	200,700	202,800
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	13,100	11,700
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	9,900	10,300
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,500	3,800
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,100	3,300
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,200	2,400
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,900	1,600
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,300	3,400
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 9,800	$ 12,300